Note 5 - Segmental Financial Information - Summary of Reportable Segments (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026		Jun. 30, 2025	Dec. 31, 2025
Income from investments in leaseback vessels		$ 17,932		$ 12,682
Total revenues		420,243		440,760
Voyage expenses		(30,859)		(23,383)
Voyage expenses-related parties		(5,032)		(5,819)
Vessels’ operating expenses		(84,089)		(79,171)
Interest and finance costs		(36,509)		(45,210)
Segment profit		165,801		190,499
General and administrative expenses		(6,842)		(5,781)
General and administrative expenses – related parties		(6,085)		(4,294)
Management fees-related parties		(14,784)		(14,178)
Foreign exchange losses		(976)		2,571
Interest income		6,652		11,779
Other, net		278		27
Gain on derivative instruments, net		326		13,767
Net income from continuing operations		165,801		218,046
Total Assets		4,008,710			$ 3,862,662
Nonrelated Party [Member]
Voyage revenue		402,311		428,078
Operating Segments [Member]
Voyage revenue		402,311
Income from investments in leaseback vessels		17,932		12,682
Total revenues		420,243		440,760
Voyage expenses
Voyage expenses-related parties
Vessels’ operating expenses			[1]
Interest and finance costs			[1]
Other segment items (2)			[1],[2]
Segment profit		187,232		214,155
General and administrative expenses		(6,842)		(5,781)
General and administrative expenses – related parties		(6,085)		(4,294)
Management fees-related parties		(14,784)		(14,178)
Foreign exchange losses		(976)		2,571
Interest income		6,652		11,779
Other, net		278		27
Gain on derivative instruments, net		326		13,767
Net income from continuing operations		165,801		218,046
Operating Segments [Member] | Nonrelated Party [Member]
Voyage revenue				428,078
Voyage expenses	[1]
Operating Segments [Member] | Related Party [Member]
Voyage expenses-related parties	[1]
Operating Segments [Member] | Container Vessels Segment [Member]
Voyage revenue		402,311
Income from investments in leaseback vessels		0		0
Total revenues		402,311		428,078
Voyage expenses				(23,383)
Voyage expenses-related parties				(5,819)
Vessels’ operating expenses		(84,089)	[1]	(79,171)
Interest and finance costs		(31,157)	[1]	(39,727)
Other segment items (2)		(76,522)	[1],[2]	(73,022)
Segment profit		174,652		206,956
General and administrative expenses
General and administrative expenses – related parties
Management fees-related parties
Foreign exchange losses
Interest income
Other, net
Gain on derivative instruments, net
Net income from continuing operations
Total Assets		3,589,602			3,416,122
Operating Segments [Member] | Container Vessels Segment [Member] | Nonrelated Party [Member]
Voyage revenue				428,078
Voyage expenses	[1]	(30,859)
Operating Segments [Member] | Container Vessels Segment [Member] | Related Party [Member]
Voyage expenses-related parties	[1]	(5,032)
Operating Segments [Member] | Neptune Maritime Leasing Limited (“NML”) [Member]
Voyage revenue		0
Income from investments in leaseback vessels		17,932		12,682
Total revenues		17,932		12,682
Voyage expenses				0
Voyage expenses-related parties				0
Vessels’ operating expenses		0	[1]	0
Interest and finance costs		(5,352)	[1]	(5,483)
Other segment items (2)		0	[1],[2]	0
Segment profit		12,580		7,199
General and administrative expenses
General and administrative expenses – related parties
Management fees-related parties
Foreign exchange losses
Interest income
Other, net
Gain on derivative instruments, net
Net income from continuing operations
Total Assets		419,108			446,540
Operating Segments [Member] | Neptune Maritime Leasing Limited (“NML”) [Member] | Nonrelated Party [Member]
Voyage revenue				$ 0
Voyage expenses	[1]	0
Operating Segments [Member] | Neptune Maritime Leasing Limited (“NML”) [Member] | Related Party [Member]
Voyage expenses-related parties	[1]	0
Operating Segments [Member] | Continuing Operations [Member]
Total Assets		$ 4,008,710			$ 3,862,662

[1]	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
[2]	Other segment items for the Container vessels segment include depreciation expense of the vessels and amortization of dry-docking and special survey costs.